Investment Objectives and Goals	Feb. 24, 2026
YieldMax BABA Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® BABA Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the ADR of Alibaba Group Holding Limited (“BABA” or the “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax(R) CVNA Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® CVNA Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of Carvana Co. (“CVNA” or “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax(R) DKNG Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® DKNG Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of DraftKings Inc. (“DKNG” or “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax(R) HOOD Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® HOOD Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the Robinhood Markets, Inc. (“HOOD” or the “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax(R) JD Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® JD Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the ADR of JD.com, Inc. (“JD” or the “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax(R) MARA Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® MARA Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of MARA Holdings, Inc. (“MARA” or the “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax(R) PDD Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® PDD Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the ADR of PDD Holdings Inc. (“PDD” or the “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax(R) PLTR Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® PLTR Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of Palantir Technologies Inc. (“PLTR” or the “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax(R) RBLX Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® RBLX Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the Roblox Corporation (“RBLX” or the “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax(R) SHOP Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® SHOP Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of shares of Shopify Inc.
YieldMax(R) SMCI Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® SMCI Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of the Super Micro Computer, Inc. (“SMCI” or “Underlying Security”), which is generally subject to a limit on potential investment gains.

YieldMax(R) TSM Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® TSM Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of Taiwan Semiconductor Manufacturing Company Limited (“TSM” or “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax(R) Short TSLA Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Short TSLA Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of the common stock of Tesla, Inc. (“TSLA” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) Short Innovation Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Short Innovation Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of the ARK Innovation ETF (“ARKK” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) Short NVDA Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Short NVDA Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of the common stock of NVIDIA Corporation (“NVDA” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) Short COIN Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Short COIN Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of the common stock of Coinbase Global, Inc. (“COIN” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) Short AAPL Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Short AAPL Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of the common stock of Apple Inc. (“AAPL” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) Innovation Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Innovation Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the ARK Innovation ETF (“ARKK” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) KWEB Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® KWEB Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the KraneShares CSI China Internet ETF (“KWEB” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) Gold Miners Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Gold Miners Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the VanEck Gold Miners ETF (“GDX” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) XBI Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® XBI Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the State Street® SPDR® S&P® Biotech ETF (“XBI” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax TLT Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® TLT Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the iShares 20+ Year Treasury Bond ETF (“TLT” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) Universe Fund of Option Income ETFs
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Universe Fund of Option Income ETFs – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income.
YieldMax(R) Magnificent 7 Fund of Option Income ETFs
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Magnificent 7 Fund of Option Income ETFs – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income.